Other Non-current Liabilities (Schedule of Change in Carrying Value of Liability - Province of Ontario) (Details) - Province of Ontario/Ministry of Research and Innovation ("MRI") [member] - USD ($)
$ in Thousands
	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of financial liabilities [line items]
Liability, beginning balance	$ 2,896	$ 3,239
Principal repayments during the year	(870)	(888)
Interest repayment during the year	(128)	(181)
Interest accretion during the year	416	503
Foreign currency translation	(223)	223
Liabilities arising from financing activities at end of period	$ 2,091	$ 2,896